Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
General and administrative expenses	$ 985,544	$ 1,768,741	$ 3,161,142	$ 7,583,664	$ 1,459,011	$ 10,273,098
Loss from operations	(1,045,544)	(1,828,741)	(3,341,142)	(7,763,664)	(1,545,678)	(10,513,098)
Change in fair value of forward purchase options liabilities	176,828		331,605			(36,447)
Change in fair value of non redemption agreement liabilities	(500,877)		(478,196)
Loss in connection with non-redemption agreements			(130,418)
Income from cash and investments held in Trust Account	260,232	902,743	1,201,552	1,192,958	5,484	2,165,194
Net loss	$ (1,109,361)	$ (925,998)	$ (2,416,599)	$ (6,570,706)	(1,540,194)	(8,679,681)
Other income (expenses):
Loss on Forward Purchase Agreement						(295,330)
Total other income					$ 5,484	$ 1,833,417
Class A Ordinary Shares
Other income (expenses):
Basic weighted average shares outstanding (in Shares)	3,774,553	20,655,000	4,481,227	20,655,000	8,961,092	18,677,398
Basic net loss per share (in Dollars per share)	$ (0.12)	$ (0.03)	$ (0.23)	$ (0.24)	$ (0.1)	$ (0.34)
Class B Ordinary Shares
Other income (expenses):
Basic weighted average shares outstanding (in Shares)	5,666,667	6,666,667	6,161,172	6,666,667	6,482,052	6,666,667
Basic net loss per share (in Dollars per share)	$ (0.12)	$ (0.03)	$ (0.23)	$ (0.24)	$ (0.1)	$ (0.34)
Related Party
Administrative expenses - related party	$ 60,000	$ 60,000	$ 180,000	$ 180,000	$ 86,667	$ 240,000